Note 3 - Fair Value Measurements (Details Textual) - EBP 06-1061602 002 [Member]	Dec. 31, 2025
Minimum [Member]
EBP, Fair Value, Investment, NAV, Redemption Restriction, Period in Effect (Day)	28 days
Maximum [Member]
EBP, Fair Value, Investment, NAV, Redemption Restriction, Period in Effect (Day)	30 days
EBP, Employer, Common Stock [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Money Market Funds [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Common Collective Trust [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]